Lease (Details) - Schedule of Lease Expense	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 388,807	$ 49,794	$ 402,063	$ 325,651